Annual Total Returns - Fidelity® SAI U.S. Momentum Index Fund [BarChart] - 07.31 Fidelity SAI U.S. Momentum Index Fund PRO-08 - Fidelity® SAI U.S. Momentum Index Fund	Sep. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Feb. 09, 2017
Fidelity SAI U.S. Momentum Index Fund - Default
Bar Chart Table:
Annual Return 2018	(1.40%)
Annual Return 2019	24.16%
Annual Return 2020	29.98%